Related Party Disclosures - Related Party Transactions (Details) - Key Management Personnel - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of transactions between related parties [line items]
Short-term employee benefits	€ 16,964	€ 16,436	€ 12,569
Long-term employee benefits		244
Post-employment benefits	810	732	839
Termination benefits	19	2,053	120
Share-based compensation	2,952	54,752
Key management personnel compensation, Total	€ 20,745	€ 74,217	€ 13,528